Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss from continuing operations	$ (45,819)	$ (20,065)	$ (22,518)
(Loss)/profit from discontinued operations	(881)	(4,290)	464
Income tax	1,771	561	(1,926)
Finance expense	6,015	4,973	5,334
Finance income	(1,396)
Depreciation of property, plant and equipment	749	750	770
Amortization of intangible assets	823	831	1,172
Loss on disposal of property, plant and equipment	471
Other gains/(losses)	(89)	(30)	13
Impairment of goodwill and intangible assets	29,844
Share-based payments	750	147	2,010
Decrease in trade and other receivables	1,340	6,355	3,438
(Increase)/decrease in inventory	(188)	(680)	102
Increase in trade and other payables	7,651	5,332	6,583
Increase/(decrease) in provisions	452	674	(572)
Net cash from/(used in) operating activities	1,493	(5,442)	(5,130)
Cash flows from investing activities
Proceeds on sale of property, plant and equipment	22	110	57
Purchase of property, plant and equipment	(609)	(1,029)	(1,165)
Investment in capital projects	(3,979)	(3,857)	(4,254)
Proceeds on disposal of J.A Martin ex-solar business		2,874
Proceeds on sale of capital projects		47	19
Acquisitions - consideration		(66)
Net cash used in investing activities	(4,566)	(1,921)	(5,343)
Cash flows from financing activities
Other borrowings		(108)	(85)
Lease repayments	(201)	(43)
Proceeds from investor	1,000	300
Capital raise proceeds	2,524	5,500	243
Equity instruments and capital raise costs		(397)	(47)
Debtor finance borrowings/(repayments)	(1,262)	1,297	(4)
Loans from related parties	781	3,572	4,231
Repayment of loans from related parties	(370)	(370)
Bank loan borrowings	(7)	(138)	(166)
Chattel mortgage borrowings	(62)	(267)	74
Finance expense		(3,239)	(636)
Transfer from/(to) restricted cash	316	587	(55)
Net cash from financing activities	2,719	6,694	3,555
Net (decrease) in cash and cash equivalents	(354)	(669)	(6,918)
Cash and cash equivalents at the beginning of the period	553	1,285	8,604
Effect of exchange rate movements on cash held		(63)	(401)
Cash and cash equivalents at the end of the period	$ 199	$ 553	$ 1,285